Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and advances		$ 3,033	$ 2,285
Security deposit		228	211
Interest receivable on marketable securities		361	537
Other current assets		150	443
Total	$ 3,884	$ 3,772	$ 3,476